Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2013
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Noncontrolling Interest

	2011	2012	2013
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	—	935,978	1,033,283	170,686
Business combination	942,004	100,101	—	—
Net losses	(10,284)	(55,804)	(61,857)	(10,218)
Other comprehensive losses	(995)	(690)	(55,420)	(9,155)
Exercise of share-based awards	—	—	464	77
Share-based compensation	1,992	5,566	11,259	1,860
Issuance of subsidiary shares	3,261	25,989	51,368	8,485
Accretion of redeemable noncontrolling interests	—	22,143	31,799	5,253
Acquisition of subsidiaries’ redeemable shares from noncontrolling shareholders (1)	—	—	(121,962)	(20,147)
Reclassification of redeemable noncontrolling interests (2)	—	—	(888,934)	(146,841)

Balance as of December 31	935,978	1,033,283	—	—

(1)

The Company purchased the redeemable noncontrolling interests of Qiyi and B.D. Mobile Telecommunication Limited in the year ended December 31, 2013. The difference between the consideration paid by the Company to the noncontrolling interest holders of RMB260.40 million (US$43.02 million), and the carrying amount of the redeemable noncontrolling interests of RMB121.96 million (US$20.15 million), which amounted to RMB138.44 million (US$22.87 million) was recognized in additional paid-in capital in accordance with ASC 810.

(2)

The carrying amount of the redeemable noncontrolling interests of Qunar amounting to RMB888.93 million (US$146.84 million) was reclassified from mezzanine equity to permanent equity without reversing any prior accretions on November 1, 2013 when Qunar completed its IPO in NASDAQ and the underlying redemption rights terminated accordingly.